                                   THE VALIANT FUND












                                  SEMI-ANNUAL REPORT
                                  FEBRUARY 28, 1998
                                     (UNAUDITED)

                                   The Valiant Fund
                         U.S. Treasury Money Market Portfolio
                               SCHEDULE OF INVESTMENTS
                            FEBRUARY 28, 1998 (UNAUDITED)



                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
U.S. TREASURY BILLS (A)--26.9%

  $  15,000,000     5.370%, 04/16/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 14,897,075
     30,000,000     5.270%, 04/23/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        29,767,241
     10,000,000     5.150%, 04/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,914,167
     10,000,000     5.175%, 05/28/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,873,500
     10,000,000     5.160%, 06/25/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,833,733
     20,000,000     5.200%, 07/23/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,584,000
      5,000,000     4.950%, 11/12/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,824,000
     15,000,000     5.040%, 11/12/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,462,400
      5,000,000     4.820%, 12/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,809,878
      5,000,000     5.000%, 12/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,802,778
      5,000,000     5.010%, 01/07/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,782,900
      5,000,000     5.075%, 02/04/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,760,347
                                                                                                           -------------
                    TOTAL U.S. TREASURY BILLS (COST $132,312,019) . . . . . . . . . . . . . . . . . . .      132,312,019
                                                                                                           -------------
REPURCHASE AGREEMENTS--73.1%

    108,000,000     First Boston Corp.
                    5.630%, 03/02/98, Dated 02/27/98, Repurchase Price $108,050,670
                    (Collateralized by U.S. Treasury Notes, 5.75%, 5.87%, 6.12%, & 6.25%, due 12/31/98,
                    01/31/99, 12/31/01, & 01/31/02; par value $50,500,000, $26,893,000, $28,380,000, &
                    $4,210,000; valued at $51,044,022, $27,086,412, $29,128,480, & $4,319,088,
                    respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       108,000,000
     10,124,000     Goldman, Sachs & Co., Inc.
                    5.500%, 03/02/98, Dated 02/27/98, Repurchase Price $10,128,640
                    (Collateralized by U.S. Treasury Bill, 5.42%; par value $10,812,000; valued at
                    $10,327,276) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,124,000
    121,000,000     J.P. Morgan & Co., Inc.
                    5.630%, 03/02/98, Dated 02/27/98, Repurchase Price $121,056,769
                    (Collateralized by U.S. Treasury Notes, 7.87%, 7.12%, & 5.12%, due 08/15/01,
                    09/30/99, & 02/28/98; par value $59,839,000, $3,567,000, & $54,169,000; valued at
                    $64,158,807, $3,754,218, & $55,507,337, respectively). . . . . . . . . . . . . . .       121,000,000
    121,000,000     Morgan Stanley Group, Inc.
                    5.630%, 03/02/98, Dated 02/27/98, Repurchase Price $121,056,769
                    (Collateralized by U.S. Treasury Notes, 6.12%, 7.12%, 5.62%, 6.37%, 7.00%,
                    7.12%, 6.25%, 7.87%, due 08/15/07, 02/29/00, 11/30/99, 07/15/99, 04/15/99,
                    10/15/98, 06/30/98, & 04/15/98; par value $14,275,000, $13,750,000, $12,092,000,
                    $14,839,000, $9,455,000, $14,065,000, $13,000,000, & $2,590,000; valued at
                    $14,721,956, $14,632,450, $12,263,089, $15,106,317, $9,849,052, $14,574,408,
                    $13,166,229, & $2,673,335, respectively and U.S. Treasury Bonds, 9.12% & 8.87%, due 05/15/18 & 08/15/17; par value $9,866,000 & $9,823,000; valued at
                    $13,691,043 & $13,059,718, respectively) . . . . . . . . . . . . . . . . . . . . .       121,000,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (COST $360,124,000). . . . . . . . . . . . . . . . . .       360,124,000
                                                                                                           -------------
                    TOTAL INVESTMENTS--100.0% (COST $492,436,019)* . . . . . . . . . . . . . . . . . .      $492,436,019
                                                                                                           -------------
                                                                                                           -------------

----------------------------------------------------------------------
(A)  Rate represents annualized yield to maturity at date of purchase.
  *  Aggregate cost for Federal tax purposes.


                      SEE NOTES TO FINANCIAL STATEMENTS.

                               The Valiant Fund
                        General Money Market Portfolio
                           SCHEDULE OF INVESTMENTS
                        FEBRUARY 28, 1998 (UNAUDITED)

                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
BANKERS' ACCEPTANCE NOTICES (A)--0.7%
                    Republic National Bank of New York
   $  3,000,000     5.420%, 05/26/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  2,961,157
                                                                                                              ------------
                    TOTAL BANKERS' ACCEPTANCE NOTICES (COST $2,961,157). . . . . . . . . . . . . . . .           2,961,157
                                                                                                              ------------
COMMERCIAL PAPER (A)--90.9%

                    BEVERAGES--2.4%

                    Brown-Forman Corp.
     10,000,000     5.480%, 03/20/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,971,078
                                                                                                              ------------
                    CHEMICALS--3.6%

                    Dupont (E I) De Nemours & Co.
     10,000,000     5.550%, 03/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,986,125
      5,000,000     5.360%, 08/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,879,400
                                                                                                              ------------
                                                                                                                14,865,525
                                                                                                              ------------
                    COMPUTERS & BUSINESS EQUIPMENT--7.5%

                    Hewlett Packard Co.
     25,000,000     5.450%, 03/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,890,243
      6,000,000     5.440%, 04/13/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,961,014
                                                                                                              ------------
                                                                                                                30,851,257
                                                                                                              ------------
                    COSMETICS & TOILETRIES--4.6%

                    Gillette Co.
     19,000,000     5.640%, 03/02/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,997,023
                                                                                                              ------------
                    DRUGS & HEALTH CARE--4.5%

                    Merck & Co., Inc.
     18,795,000     5.400%, 04/21/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,651,218
                                                                                                              ------------
                    ELECTRONICS--1.7%

                    Motorola, Inc.
      7,000,000     5.470%, 03/05/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,995,746
                                                                                                              ------------
                    FINANCIAL SERVICES--9.1%

                    Caterpillar Financial Services Corp.
     10,000,000     5.350%, 06/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,849,903
      8,500,000     5.330%, 07/14/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,330,106
                                                                                                              ------------
                                                                                                                18,180,009
                                                                                                              ------------
                    Ford Motor Credit Co.
     12,000,000     5.430%, 06/05/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,826,240
      8,000,000     5.390%, 06/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,855,069
                                                                                                              ------------
                                                                                                                19,681,309
                                                                                                              ------------
                                                                                                                37,861,318
                                                                                                              ------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                         General Money Market Portfolio
                     SCHEDULE OF INVESTMENTS - (Continued)
                         FEBRUARY 28, 1998 (UNAUDITED)


                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
COMMERCIAL PAPER (A)-- (CONTINUED)
                    FOOD PRODUCTS--14.9%

                    Coca Cola Co.
  $  25,000,000     5.390%, 05/13/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $24,726,757
                                                                                                                -----------
                    General Mills, Inc.
     16,000,000     5.650%, 03/02/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,997,489
                                                                                                                -----------
                    H.J. Heinz Co.
      6,000,000     5.450%, 03/20/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,982,742
                                                                                                                -----------
                    Kellogg Co.
     10,000,000     5.550%, 03/02/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,998,458
                                                                                                                -----------
                    Sara Lee Corp.
      4,883,000     5.650%, 03/04/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,880,701
                                                                                                                -----------
                                                                                                                 61,586,147
                                                                                                                -----------
                    GAS & PIPELINE UTILITIES--1.0%

                    Nicor, Inc.
      4,300,000     5.420%, 05/01/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,260,509
                                                                                                                -----------
                    INSURANCE--3.6%

                    AIG Funding, Inc.
     15,000,000     5.360%, 04/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,899,500
                                                                                                                -----------
                    INTERNATIONAL OIL--14.2%

                    Amoco Co.
      5,000,000     5.500%, 03/03/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,998,472
     15,000,000     5.400%, 04/21/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,885,250
                                                                                                                -----------
                                                                                                                 19,883,722
                                                                                                                -----------
                    Atlantic Richfield Co.
      7,000,000     5.420%, 06/25/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,877,749
                                                                                                                -----------
                    Shell Oil Co.
      7,000,000     5.430%, 04/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,936,650
      5,000,000     5.410%, 05/13/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,945,148
                                                                                                                -----------
                                                                                                                 11,881,798
                                                                                                                -----------
                    Sonoco Products Co.
     20,000,000     5.520%, 03/09/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,975,467
                                                                                                                -----------
                                                                                                                 58,618,736
                                                                                                                -----------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                         General Money Market Portfolio
                      SCHEDULE OF INVESTMENTS - (Continued)
                          FEBRUARY 28, 1998 (UNAUDITED)

                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
COMMERCIAL PAPER (A)-- (CONTINUED)

                    LEISURE TIME--5.5%

                    Walt Disney Co.
   $  8,000,000     5.530%, 03/02/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  7,998,771
     11,000,000     5.450%, 05/18/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10,870,109
      4,000,000     5.330%, 07/22/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,915,312
                                                                                                                ------------
                                                                                                                  22,784,192
                                                                                                                ------------
                    NON-BANK FINANCE--8.4%

                    General Electric Capital Corp.
      7,000,000     5.470%, 04/13/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,954,265
      7,000,000     5.400%, 08/05/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,835,150
                                                                                                                ------------
                                                                                                                  13,789,415
                                                                                                                ------------
                    IBM Credit Corp.
      6,000,000     5.530%, 03/03/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,998,157
     10,000,000     5.470%, 03/31/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,954,416
      5,000,000     5.540%, 04/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,965,375
                                                                                                                ------------
                                                                                                                  20,917,948
                                                                                                                ------------
                                                                                                                  34,707,363
                                                                                                                ------------
                    PHOTOGRAPHY--4.8%

                    Eastman Kodak Co.
     10,000,000     5.470%, 03/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,986,325
     10,000,000     5.470%, 03/12/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,983,286
                                                                                                                ------------
                                                                                                                  19,969,611
                                                                                                                ------------
                    PUBLISHING--1.5%

                    McGraw-Hill Co., Inc.
      6,200,000     5.370%, 09/22/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,010,409
                                                                                                                ------------
                    SOAPS AND DETERGENTS--2.4%

                    Procter & Gamble Co.
     10,000,000     5.450%, 03/13/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,981,833
                                                                                                                ------------
                    TELECOMMUNICATIONS--1.2%

                    American Telephone & Telegraph Co.
      5,000,000     5.460%, 03/25/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,981,800
                                                                                                                ------------
                    TOTAL COMMERCIAL PAPER (COST $375,993,265) . . . . . . . . . . . . . . . . . . . .           375,993,265
                                                                                                                ------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                        General Money Market Portfolio
                     SCHEDULE OF INVESTMENTS - (Continued)
                         FEBRUARY 28, 1998 (UNAUDITED)

                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
REPURCHASE AGREEMENTS--8.4%

  $  10,000,000     First Boston Corp.
                    5.630%, 03/02/98, Dated 02/27/98, Repurchase Price $10,004,693
                    (Collateralized by U.S. Treasury Note, 7.12%, due 02/29/00;
                    par value $9,635,000; valued at $10,248,494) . . . . . . . . . . . . . . . . . . .          $ 10,000,000
     14,912,000     J.P. Morgan & Co., Inc.
                    5.630%, 03/02/98, Dated 02/27/98, Repurchase Price $14,918,996
                    (Collateralized by U.S. Treasury Note, 5.75%, due 11/15/00;
                    par value $14,909,000; valued at $15,210,614). . . . . . . . . . . . . . . . . . .            14,912,000
     10,000,000     Morgan Stanley Group, Inc.
                    5.630%, 03/02/98, Dated 02/27/98, Repurchase Price $10,004,692
                    (Collateralized by U.S. Treasury Note, 6.50%, due 08/15/05;
                    par value $9,770,000; valued at $10,249,401) . . . . . . . . . . . . . . . . . . .            10,000,000
                                                                                                                ------------
                    TOTAL REPURCHASE AGREEMENTS (COST $34,912,000) . . . . . . . . . . . . . . . . . .            34,912,000
                                                                                                                ------------
                    TOTAL INVESTMENTS--100.0% (COST $413,866,422)* . . . . . . . . . . . . . . . . . .          $413,866,422
                                                                                                                ------------
                                                                                                                ------------

------------------------------------------------------------
(A)  Rate represents annualized yield to maturity at date of purchase.
  *  Aggregate cost for Federal tax purposes.


                          SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                       Tax-Exempt Money Market Portfolio
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1998 (UNAUDITED)


                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
MUNICIPAL BONDS AND NOTES--100.0%

                    ALASKA--1.9%

   $  5,000,000     Alaska Housing Finance Corporation
                    Series C
                    3.450%, 06/01/26 (1)
                    SBPA: Swiss Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $5,000,000
                                                                                                                ----------
                    CALIFORNIA--0.8%

      2,200,000     California State
                    RANS
                    4.500%, 06/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,206,900
                                                                                                                ----------
                    COLORADO--2.1%

      5,500,000     Colorado Health Facilities
                    Catholic Health Initiative, Series 97B
                    3.450%, 12/01/25 (1)
                    SBPA: Toronto Dominion Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,500,000
                                                                                                                ----------
                    CONNECTICUT--2.0%

      3,000,000     Connecticut State Health & Educational Facility
                    Yale University, Series T
                    3.250%, 07/01/29 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,000,000
      2,200,000     Connecticut State Special Assessment
                    Unemployment Compensation, Series C, FGIC
                    3.900%, 07/01/98
                    SBPA: FGIC Securities Purchase, Inc. . . . . . . . . . . . . . . . . . . . . . . .           2,200,000
                                                                                                                ----------
                                                                                                                 5,200,000
                                                                                                                ----------
                    FLORIDA--3.6%

      3,000,000     Dade County Water & Sewer Revenue Systems
                    3.350%, 10/05/22 (1)
                    SBPA: Commerzbank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,000,000
      1,000,000     Gainesville Utilities Systems
                    Series C
                    3.550%, 03/31/98
                    LINE: Bank of America, Sunbank . . . . . . . . . . . . . . . . . . . . . . . . . .           1,000,000
      5,234,000     Gainesville Utilities Systems
                    Series C
                    3.600%, 05/19/98
                    LINE: Bank of America, Sunbank . . . . . . . . . . . . . . . . . . . . . . . . . .           5,234,000
                                                                                                                ----------
                                                                                                                 9,234,000
                                                                                                                ----------
                    GEORGIA--8.1%

      3,500,000     Burke County Development Authority, PCR
                    Georgia Power Project, Series 3
                    3.650%, 07/01/24 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,500,000
      5,000,000     De Kalb Private Hospital Authority
                    Egelston Children's Hospital, Series A
                    3.400%, 03/01/24 (1)
                    LOC: Suntrust Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,000,000


                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                       Tax-Exempt Money Market Portfolio
                     SCHEDULE OF INVESTMENTS - (Continued)
                         FEBRUARY 28, 1998 (UNAUDITED)


                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
                    GEORGIA--(Continued)

   $  2,400,000     De Kalb Private Hospital Authority
                    Egleston Children's Hospital, Project 95A
                    3.400%, 12/01/17 (1)
                    LOC: Suntrust Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 2,400,000
      5,000,000     Georgia Municipal Electric Authority Revenue
                    3.350%, 01/01/16 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,000,000
      5,000,000     Georgia Municipal Gas Authority Revenue
                    Agency Project, Series C
                    3.350%, 11/01/07 (1)
                    LOC: Wachovia Bank of N.C., Morgan Guaranty,Bayerisch Landesbank GZ,
                    Bank of America. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,000,000
                                                                                                             -----------
                                                                                                              20,900,000
                    HAWAII--0.4%

      1,000,000     Hawaii Department of Budget & Finance
                    Kaiser Permanente, Series 84B
                    3.750%, 03/01/98 (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,000,000
                                                                                                             -----------
                    ILLINOIS--3.2%

      5,200,000     Chicago Illinois GO
                    Tender Notes
                    3.550%, 10/29/98 (2)
                    LOC: Morgan Guaranty . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,200,000
      3,000,000     Chicago Illinois GO
                    Tender Notes, Series 98
                    3.550%, 02/04/99 (2)
                    LOC: Morgan Guaranty . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,000,000
                                                                                                             -----------
                                                                                                               8,200,000
                    KANSAS--4.1%

     10,600,000     Kansas Department of Transportation Highway Revenue
                    Series B
                    3.350%, 09/01/14 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,600,000
                                                                                                             -----------
                    LOUISIANA--2.5%

      1,800,000     Lake Charles Harbor & Terminal District
                    (Conoco)
                    3.650%, 01/11/11 (1)
                    GTY: Dupont. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,800,000
      4,550,000     Louisiana Offshore Terminal Authority
                    Loop Inc.
                    3.650%, 09/01/06 (1)
                    LOC: Union Bank of Switzerland . . . . . . . . . . . . . . . . . . . . . . . . . .         4,550,000
                                                                                                             -----------
                                                                                                               6,350,000
                                                                                                             -----------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                       Tax-Exempt Money Market Portfolio
                      SCHEDULE OF INVESTMENTS - (Continued)
                         FEBRUARY 28, 1998 (UNAUDITED)


                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
                    MARYLAND--3.1%

   $  8,000,000     Howard County
                    Series B
                    3.500%, 03/10/98
                    LOC: Union Bank of Switzerland . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 8,000,000
                                                                                                               -----------
                    MASSACHUSETTS--1.6%

      4,200,000     Massachusetts Bay Transportation Authority
                    Series 84A
                    3.750%, 03/01/98 (1)
                    LOC: State Street Bank & Trust . . . . . . . . . . . . . . . . . . . . . . . . . .           4,200,000
                                                                                                               -----------
                    MICHIGAN--5.6%

      3,000,000     Michigan Municipal Bond Authority Revenue
                    Series B
                    4.500%, 07/02/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,006,814
      3,000,000     Michigan State Building Authority Revenue
                    3.400%, 03/02/98
                    LOC: Canadian Imperial Bank of Commerce. . . . . . . . . . . . . . . . . . . . . .           3,000,000
      5,500,000     Michigan State Housing Development Rental Revenue
                    Series 97B
                    3.350%, 04/01/19 (1)
                    LOC: Landesbank Hessen--Thueringer GZ. . . . . . . . . . . . . . . . . . . . . . .           5,500,000
      3,000,000     University of Michigan
                    Series A
                    3.100%, 03/04/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,000,000
                                                                                                               -----------
                                                                                                                14,506,814
                                                                                                               -----------
                    MINNESOTA--1.2%

      3,000,000     Minnesota State GO
                    Series 96
                    4.500%, 05/01/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,004,880
                                                                                                               -----------
                    MISSISSIPPI--1.3%

      3,400,000     Jackson County Port Facility
                    Chevron USA Project
                    3.650%, 06/01/23 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,400,000
                                                                                                               -----------
                    NEVADA--2.3%

      5,000,000     Clark County Airport Improvement Authority Revenue
                    MBIA Insured
                    3.350%, 07/01/25 (1)
                    LINE: Union Bank Switzerland . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,000,000
      1,000,000     Las Vegas Valley Water District
                    3.350%, 04/06/98
                    LOC: Union Bank of Switzerland, Westdeutche Landesbank . . . . . . . . . . . . . .           1,000,000
                                                                                                               -----------
                                                                                                                 6,000,000
                                                                                                               -----------


                          SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                         General Money Market Portfolio
                      SCHEDULE OF INVESTMENTS - (Continued)
                         FEBRUARY 28, 1998 (UNAUDITED)


                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
                    NEW MEXICO--2.1%

   $  5,400,000     Albuquerque Airport Authority Revenue
                    (AMBAC)
                    3.350%, 07/01/14 (1)
                    SBPA: Canadian Imperial Bank of Commerce . . . . . . . . . . . . . . . . . . . . .           $ 5,400,000
                                                                                                                 -----------
                    NEW YORK--1.2%

      3,000,000     New York City Municipal Water Finance Authority
                    (FGIC), Series 94G
                    3.650%, 06/15/24 (1)
                    SBPA: FGIC Securities Purchase, Inc. . . . . . . . . . . . . . . . . . . . . . . .             3,000,000
                                                                                                                 -----------
                    NORTH CAROLINA--6.7%

      5,000,000     Charlotte Airport Revenue
                    MBIA 93A
                    3.350%, 07/01/16 (1)
                    SBPA: Commerzbank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,000,000
      3,300,000     Raleigh Durham Airport Authority
                    American Airlines, Series A
                    3.650%, 11/01/15 (1)
                    LOC: Royal Bank of Canada. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,300,000
      2,800,000     Raleigh Durham Airport Authority
                    American Airlines, Series B1
                    3.650%, 11/01/15 (1)
                    LOC: Royal Bank of Canada. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,800,000
      6,200,000     Winston Salem Water & Sewer System
                    3.400%, 06/01/14 (1)
                    SBPA: Wachovia Bank of N.C.. . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,200,000
                                                                                                                 -----------
                                                                                                                  17,300,000
                                                                                                                 -----------
                    TENNESSEE--6.2%

      6,600,000     Memphis Tennessee GO
                    Series A
                    3.500%, 08/01/03
                    SBPA: Westdeutche Landesbank . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,600,000
      1,400,000     Metro Nashville/Davidson County Health
                    Vanderbilt University
                    3.950%, 05/01/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,400,000
      3,000,000     Tennessee State
                    BAN Series 97A
                    3.350%, 07/02/01 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,000,000
      5,000,000     Tennessee State
                    BAN Series E
                    3.350%, 07/02/01 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,000,000
                                                                                                                 -----------
                                                                                                                  16,000,000
                                                                                                                 -----------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                               The Valiant Fund
                      Tax-Exempt Money Market Portfolio
                    SCHEDULE OF INVESTMENTS - (Continued)
                        FEBRUARY 28, 1998 (UNAUDITED)


                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
                    TEXAS--16.2%

   $  3,000,000     City of Houston Water & Sewer
                    3.550%, 03/05/98
                    LOC: Swiss Bank Corp, Westdeutche Landesbank . . . . . . . . . . . . . . . . . . .          $ 3,000,000
      5,300,000     Harris County Texas Health Facilities
                    Methodist Hospital
                    3.650%, 12/01/25 (1)
                    LINE: Morgan Guaranty. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,300,000
      5,000,000     Houston Texas GO
                    Series B
                    3.500%, 06/09/98
                    LINE: Morgan Guaranty, Union Bank Switzerland. . . . . . . . . . . . . . . . . . .            5,000,000
      1,400,000     Lone Star Texas Airport Improvement Authority
                    American Airlines, Series A4
                    3.700%, 12/01/14 (1)
                    LOC: Royal Bank of Canada. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,400,000
      3,940,000     Lower Colorado River Authority Texas Revenue
                    Refunding Junior Lien
                    3.400%, 01/01/13 (1)
                    SBPA: Bayerische Landesbank GZ . . . . . . . . . . . . . . . . . . . . . . . . . .            3,940,000
      2,600,000     North Central Texas Health Facilities
                    Presbyterian Medical Center, Series C
                    3.700%, 12/01/15 (1)
                    SBPA: NationsBank Texas. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,600,000
      1,400,000     Texas A & M University
                    Series B
                    3.250%, 04/09/98
                    LINE: Morgan Guaranty. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,400,000
      3,700,000     Texas Municipal Power Agency
                    3.450%, 04/14/98
                    LINE: Morgan Guaranty, Canadian Imperial Bank of Commerce. . . . . . . . . . . . .            3,700,000
      4,700,000     Texas Municipal Power Agency
                    3.500%, 04/15/98
                    LINE: Morgan Guaranty, Canadian Imperial Bank of Commerce. . . . . . . . . . . . .            4,700,000
      1,000,000     Texas State
                    Public Finance Authority
                    6.000%, 10/01/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,014,106
      5,700,000     Texas State
                    TRANS, Series A
                    4.750%, 08/31/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,725,316
      4,008,000     University of Texas Revenue Finance Systems
                    3.600%, 05/18/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,008,000
                                                                                                                -----------
                                                                                                                 41,787,422
                                                                                                                -----------
                    UTAH--6.1%

      2,750,000     Intermountain Power Agency
                    Power Supply Revenue, Series 85E
                    3.750%, 03/16/98
                    LOC: Swiss Bank Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,750,000

                      SEE NOTES TO FINANCIAL STATEMENTS.

                               The Valiant Fund
                      Tax-Exempt Money Market Portfolio
                    SCHEDULE OF INVESTMENTS - (Continued)
                        FEBRUARY 28, 1998 (UNAUDITED)

                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
                    UTAH--(CONTINUED)
   $  2,500,000     Intermountain Power Agency
                    Power Supply Revenue, Series 85F
                    3.750%, 03/16/98
                    LOC: Credit Suisse . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 2,500,000
      3,000,000     Intermountain Power Agency
                    Power Supply Revenue, Series 85F
                    3.800%, 06/15/98 (2)
                    LOC: Morgan Guaranty Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,001,553
      2,800,000     State of Utah GO
                    Series 97B
                    3.300%, 03/05/98
                    LINE: Toronto Dominion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,800,000
      1,800,000     State of Utah GO
                    Series 97B
                    3.500%, 03/05/98
                    LINE: Toronto Dominion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,800,000
      3,000,000     State of Utah GO
                    Series 97B
                    3.050%, 03/10/98
                    LINE: Toronto Dominion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,000,000
                                                                                                               -----------
                                                                                                                15,851,553
                                                                                                               -----------
                    VERMONT--0.5%

      1,255,000     Vermont Education, Health & Buildings Finance Agency
                    Middlebury College
                    3.950%, 05/01/98 (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,255,000
                                                                                                               -----------
                    VIRGINIA--3.8%

      6,000,000     Treasury Board of Commonwealth of Virginia
                    Series 97
                    3.100%, 03/06/98
                    LINE: Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,000,000
      3,700,000     Treasury Board of Commonwealth of Virginia
                    Series 97
                    3.200%, 04/09/98
                    LINE: Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,700,000
                                                                                                               -----------
                                                                                                                 9,700,000
                                                                                                               -----------
                    WASHINGTON--7.4%

      6,200,000     Seattle Water System Revenue
                    3.450%, 09/01/25 (1)
                    LOC: Bayerische Landesbank GZ. . . . . . . . . . . . . . . . . . . . . . . . . . .           6,200,000
      3,000,000     Washington State GO
                    Series 96A
                    3.375%, 06/01/20 (1)
                    SBPA: Landesbank Hessen-Thueringen GZ. . . . . . . . . . . . . . . . . . . . . . .           3,000,000

                      SEE NOTES TO FINANCIAL STATEMENTS.

                               The Valiant Fund
                      Tax-Exempt Money Market Portfolio
                    SCHEDULE OF INVESTMENTS - (Continued)
                        FEBRUARY 28, 1998 (UNAUDITED)

                                                                                                                   VALUE
      PAR VALUE                                                                                                  (NOTE 1)
      ---------                                                                                                  --------
                    WASHINGTON--(Continued)

   $  5,800,000     Washington State GO
                    Series 96B
                    3.350%, 06/01/20 (1)
                    SBPA: Landesbank Hessen-Thueringen GZ. . . . . . . . . . . . . . . . . . . . . . .            $ 5,800,000
      4,100,000     Washington State Public Power Supply
                    3.350%, 07/01/17 (1)
                    LOC: Bank of America . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,100,000
                                                                                                                  -----------
                                                                                                                   19,100,000
                                                                                                                  -----------
                    WISCONSIN--3.6%

      3,000,000     Sheboygan, PCR
                    Wisconsin Electric Power Company
                    3.450%, 09/01/15 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,000,000
        500,000     Sheboygan, PCR
                    Wisconsin Power & Light
                    3.250%, 01/08/14 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                500,000
      5,741,000     Wisconsin State GO
                    3.250%, 03/30/98
                    LINE: Bank of Nova Scotia, Commerzbank . . . . . . . . . . . . . . . . . . . . . .              5,741,000
                                                                                                                  -----------
                                                                                                                    9,241,000
                                                                                                                  -----------
                    WYOMING--2.4%

      3,600,000     Lincoln County Wyoming, PCR
                    Series D
                    3.650%, 11/01/14 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,600,000
      1,450,000     Uinta County Wyoming, PCR
                    Chevron Project, Series 93
                    3.600%, 08/15/20 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,450,000
      1,150,000     Uinta County Wyoming, PCR
                    Chevron Project, Series 97
                    3.600%, 04/01/10 (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,150,000
                                                                                                                  -----------
                                                                                                                    6,200,000
                                                                                                                  -----------
                    TOTAL INVESTMENTS--100.0% (COST $258,137,569)* . . . . . . . . . . . . . . . . . .           $258,137,569
                                                                                                                  -----------
                                                                                                                  -----------


-----------------------------------------------------------
*    Aggregate cost for Federal tax purposes.
(1) Variable rate demand notes are payable upon not more than one, seven, or thirty days' notice. The interest rate shown reflects the rate currently in effect.
(2) Put bonds and notes have demand features which mature in one year. The interest rate shown reflects the rate currently in effect.


                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                        Tax-Exempt Money Market Portfolio
                     SCHEDULE OF INVESTMENTS - (Continued)
                         FEBRUARY 28, 1998 (UNAUDITED)


                               GLOSSARY OF TERMS


      BAN       =  Bond Anticipation Notes
      FGIC      =  Financial Guaranty Insurance Corp.
      GO        =  General Obligations
      GTY       =  Guarantee
      LINE      =  Line of Credit
      LIQ       =  Liquidity Facility
      LOC       =  Letter of Credit
      MBIA      =  Municipal Bond Insurance Association
      PCR       =  Pollution Control Revenue
      RANS      =  Revenue Anticipation Notes
      SBPA      =  Standby Purchase Agreement
      TRANS     =  Tax and Revenue Anticipation Notes

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                      STATEMENTS OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1998 (UNAUDITED)


                                                    U.S. TREASURY       U.S. TREASURY             GENERAL          TAX-EXEMPT
                                                     MONEY MARKET              INCOME        MONEY MARKET        MONEY MARKET
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                    -------------       -------------        ------------        ------------
ASSETS:
  Investments (Note 1):
    Investments at value . . . . . . . . . .       $  132,312,019             $    --      $  378,954,422      $  258,137,569
    Repurchase agreements. . . . . . . . . .          360,124,000                  --          34,912,000                  --
                                                   --------------             -------      --------------      --------------
      Total investments at value . . . . . .          492,436,019                  --         413,866,422         258,137,569
  Cash . . . . . . . . . . . . . . . . . . .                   57              30,114             343,905              78,849
  Interest receivable. . . . . . . . . . . .              112,566                  --              10,920           1,149,007
  Deferred organization expense (Note 1) . .                6,068               4,932               2,797               3,030
                                                   --------------             -------      --------------      --------------
      Total Assets . . . . . . . . . . . . .          492,554,710              35,046         414,224,044         259,368,455
                                                   --------------             -------      --------------      --------------

LIABILITIES:
  Dividends payable. . . . . . . . . . . . .            1,797,059               4,475           1,565,402             613,201
  Advisory fee payable (Note 2). . . . . . .               71,596                 220              74,774              40,057
  Distribution fee payable (Note 2). . . . .              107,656                  --               2,892                  --
  Accrued expenses . . . . . . . . . . . . .                6,068               4,932               2,797               3,030
                                                   --------------             -------      --------------      --------------
      Total Liabilities. . . . . . . . . . .            1,982,379               9,627           1,645,865             656,288
                                                   --------------             -------      --------------      --------------
NET ASSETS . . . . . . . . . . . . . . . . .       $  490,572,331             $25,419      $  412,578,179      $  258,712,167
                                                   --------------             -------      --------------      --------------
                                                   --------------             -------      --------------      --------------
NET ASSETS consist of:
  Paid-in capital (Note 4) . . . . . . . . .       $  490,622,778             $25,497      $  412,799,202      $  258,834,934
  Accumulated net realized loss on
    investments sold . . . . . . . . . . . .              (50,447)                (78)           (221,023)           (122,767)
                                                   --------------             -------      --------------      --------------
      Net Assets . . . . . . . . . . . . . .       $  490,572,331             $25,419      $  412,578,179      $  258,712,167
                                                   --------------             -------      --------------      --------------
                                                   --------------             -------      --------------      --------------

Shares of beneficial interest outstanding:
  Class A. . . . . . . . . . . . . . . . . .           50,388,550              25,497         397,547,564         258,834,934
  Class B. . . . . . . . . . . . . . . . . .          302,968,341                  --          15,251,638                  --
  Class D. . . . . . . . . . . . . . . . . .          137,265,887                  --                  --                  --

NET ASSET VALUE,
  All Shares - offering and redemption
  price per share (Net Assets/Shares
  Outstanding) . . . . . . . . . . . . . . .              $  1.00             $  1.00      $         1.00      $         1.00
                                                   --------------             -------      --------------      --------------
                                                   --------------             -------      --------------      --------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                            STATEMENTS OF OPERATIONS
                  SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)


                                                    U.S. TREASURY       U.S. TREASURY             GENERAL          TAX-EXEMPT
                                                     MONEY MARKET              INCOME        MONEY MARKET        MONEY MARKET
                                                        PORTFOLIO           PORTFOLIO*          PORTFOLIO           PORTFOLIO
                                                    -------------       -------------        ------------        ------------
INVESTMENT INCOME:
  Interest (Note 1). . . . . . . . . . . . .        $  11,210,266          $  904,379       $  14,796,197        $  4,480,723
                                                    -------------          ----------       -------------        ------------
EXPENSES:
  Investment advisory fee (Note 2) . . . . .              406,378              36,010             528,555             248,996
  Distribution fee, Class B (Note 2) . . . .              347,440                  --              18,745                  --
  Distribution fee, Class D (Note 2) . . . .              249,435                  --                  --                  --
  Trustee fees (Note 2). . . . . . . . . . .                3,099                  --               4,727               2,174
  Amortization of organization costs
    (Note 1) . . . . . . . . . . . . . . . .                2,489               2,489               2,489               2,489
  Expenses borne by the Investment Adviser
    (Note 2) . . . . . . . . . . . . . . . .               (5,588)             (2,489)             (7,216)             (4,663)
                                                    -------------          ----------       -------------         -----------
      Total Net Expenses . . . . . . . . . .            1,003,253              36,010             547,300             248,996
                                                    -------------          ----------       -------------         -----------

NET INVESTMENT INCOME. . . . . . . . . . . .           10,207,013             868,369          14,248,897           4,231,727
                                                    -------------          ----------       -------------         -----------
REALIZED GAIN (LOSS) ON
  INVESTMENTS SOLD (NOTE 1). . . . . . . . .              (53,672)                (78)             38,164                 896
                                                    -------------          ----------       -------------         -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS. . . . . . . . .        $  10,153,341          $  868,291       $  14,287,061         $ 4,232,623
                                                    -------------          ----------       -------------         -----------
                                                    -------------          ----------       -------------         -----------

------------------------------------------------------------------
*   The Portfolio operated from December 17, 1997 to February 11, 1998.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                   The Valiant Fund
                         STATEMENTS OF CHANGES IN NET ASSETS


                                                              U.S. TREASURY                           U.S. TREASURY
                                                         MONEY MARKET PORTFOLIO                      INCOME PORTFOLIO

                                                    SIX MONTHS                                 SIX MONTHS
                                                 ENDED (UNAUDITED)     YEAR ENDED           ENDED(UNAUDITED)         YEAR ENDED
                                                      2/28/98            8/31/97                2/28/98*             8/31/97**
                                                 -----------------     ----------           ----------------         ----------
NET ASSETS AT BEGINNING OF PERIOD. . . . .        $ 424,900,541        $ 247,135,913        $      25,351           $      25,222
                                                  -------------        -------------        -------------           -------------
Increase (Decrease) in Net Assets
resulting from operations:
  Net investment income. . . . . . . . . .           10,207,013           20,236,402              868,369                 704,901
  Net realized gain (loss) on
    investments sold . . . . . . . . . . .              (53,672)              15,357                  (78)                     (7)
                                                  -------------        -------------        -------------           -------------
    Net increase in net assets
      resulting from operations. . . . . . .         10,153,341           20,251,759              868,291                 704,894
                                                  -------------        -------------        -------------           -------------
Distributions to shareholders from:
  Net investment income
    Class A. . . . . . . . . . . . . . . . .           (767,760)          (3,174,468)            (868,369)               (704,901)
    Class B. . . . . . . . . . . . . . . . .         (7,034,077)         (13,171,814)                  --                      --
    Class D. . . . . . . . . . . . . . . . .         (2,405,176)          (3,890,120)                  --                      --
                                                  -------------        -------------        -------------           -------------
  Net decrease from distributions. . . . . .        (10,207,013)         (20,236,402)            (868,369)               (704,901)
                                                  -------------        -------------        -------------           -------------

Share Transactions (At $1.00 per share):
  Class A:
    Net proceeds from sales of shares. . . .         78,096,535          174,614,603          236,425,416             245,972,311
    Issued to shareholders in reinvestment
      of dividends . . . . . . . . . . . . .                746                1,410                  146                     136
    Cost of shares repurchased . . . . . . .        (50,771,502)        (236,817,140)        (236,425,416)           (245,972,311)
                                                  -------------        -------------        -------------           -------------
      Net Class A share transactions . . . .         27,325,779          (62,201,127)                 146                     136
                                                  -------------        -------------        -------------           -------------
  Class B:
    Net proceeds from sales of shares. . . .        288,495,703          879,378,409                   --                      --
    Cost of shares repurchased . . . . . . .       (285,964,025)        (705,276,725)                  --                      --
                                                  -------------        -------------        -------------           -------------
      Net Class B share transactions . . . .          2,531,678          174,101,684                   --                      --
                                                  -------------        -------------        -------------           -------------
  Class D:
    Net proceeds from sales of shares. . . .        147,276,447          318,106,403                   --                      --
    Cost of shares repurchased . . . . . . .       (111,408,442)        (252,257,689)                  --                      --
                                                  -------------        -------------        -------------           -------------
      Net Class D share transactions . . . .         35,868,005           65,848,714                   --                      --
                                                  -------------        -------------        -------------           -------------
        Net increase from share
          transactions . . . . . . . . . . .         65,725,462          177,749,271                  146                     136
                                                  -------------        -------------        -------------           -------------
          Net increase in net assets . . . .         65,671,790          177,764,628                   68                     129
                                                  -------------        -------------        -------------           -------------
NET ASSETS AT END OF PERIOD. . . . . . . . .      $ 490,572,331        $ 424,900,541        $      25,419           $      25,351
                                                  -------------        -------------        -------------           -------------
                                                  -------------        -------------        -------------           -------------

----------------------------------------------------------------------
* The Portfolio operated from December 17, 1997 - February 11, 1998. ** The Portfolio operated from December 13, 1996 - January 30, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                               The Valiant Fund
               STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

                                                            GENERAL MONEY                                  TAX-EXEMPT
                                                           MARKET PORTFOLIO                         MONEY MARKET PORTFOLIO

                                                    SIX MONTHS                                SIX MONTHS
                                                 ENDED (UNAUDITED)         YEAR ENDED      ENDED (UNAUDITED)       YEAR ENDED
                                                      2/28/98               8/31/97             2/28/98             08/31/97
                                                 -----------------         ----------      -----------------       ----------
NET ASSETS AT BEGINNING OF PERIOD. . . . .         $   577,870,345         $   342,803,442    $ 282,368,080       $ 279,867,103
                                                   ---------------         ---------------    -------------       -------------
Increase (Decrease) in Net Assets
resulting from operations:
  Net investment income. . . . . . . . . . .            14,248,897              25,960,279        4,231,727           8,920,164
  Net realized gain on investments sold. . .                38,164                  15,375              896             (10,703)
                                                   ---------------         ---------------    -------------       -------------
    Net increase in net assets
      resulting from operations. . . . . . .            14,287,061              25,975,654        4,232,623           8,909,461
                                                   ---------------         ---------------    -------------       -------------
Distributions to shareholders from:
  Net investment income
    Class A. . . . . . . . . . . . . . . . .           (13,859,817)            (25,485,808)      (4,231,727)         (8,920,164)
    Class B. . . . . . . . . . . . . . . . .              (389,080)               (474,471)              --                  --
                                                   ---------------         ---------------    -------------       -------------
  Net decrease from distributions. . . . . .           (14,248,897)            (25,960,279       (4,231,727)         (8,920,164)
                                                   ---------------         ---------------    -------------       -------------
Share Transactions (At $1.00 per share):
  Class A:
    Net proceeds from sales of shares. . . .         1,799,701,176           2,791,812,765      358,761,717         573,325,388
    Issued to shareholders in reinvestment
      of dividends . . . . . . . . . . . . .             3,341,800               2,914,391              457                 890
    Cost of shares repurchased . . . . . . .        (1,974,464,142)         (2,560,095,823)    (382,418,983)       (570,814,598)
                                                   ---------------         ---------------    -------------       -------------
      Net Class A share transactions . . . .          (171,421,166)            234,631,333      (23,656,809)          2,511,680
                                                   ---------------         ---------------    -------------       -------------
  Class B:
    Net proceeds from sales of shares. . . .            22,515,993              12,777,268               --                  --
    Cost of shares repurchased . . . . . . .           (16,425,157)            (12,357,073)              --                  --
                                                   ---------------         ---------------    -------------       -------------
      Net Class B share transactions . . . .             6,090,836                 420,195               --                  --
                                                   ---------------         ---------------    -------------       -------------
        Net increase (decrease) from share
          transactions . . . . . . . . . . .          (165,330,330)            235,051,528      (23,656,809)          2,511,680
                                                   ---------------         ---------------    -------------       -------------
          Net increase (decrease) in
            net assets . . . . . . . . . . .          (165,292,166)            235,066,903      (23,655,913)          2,500,977
                                                   ---------------         ---------------    -------------       -------------
NET ASSETS AT END OF PERIOD. . . . . . . . .       $   412,578,179         $   577,870,345    $ 258,712,167       $ 282,368,080
                                                   ---------------         ---------------    -------------       -------------
                                                   ---------------         ---------------    -------------       -------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   The Valiant Fund
                                 FINANCIAL HIGHLIGHTS
                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                          U.S. TREASURY MONEY
                                                                       MARKET PORTFOLIO - CLASS A

                                           SIX MONTHS
                                       ENDED (UNAUDITED)       YEAR ENDED       YEAR ENDED      YEAR ENDED        PERIOD ENDED
                                             2/28/98            8/31/97          8/31/96         8/31/95           8/31/94 (1)
                                             -------            -------          -------         -------           ----------
Net Asset Value, Beginning of period . .     $ 1.000            $ 1.000          $ 1.000         $  1.000          $  1.000
                                             -------            -------          -------         --------          --------
Income from Investment Operations:
  Net investment income. . . . . . . . .       0.026              0.052            0.053            0.054             0.012
                                             -------            -------          -------         --------          --------
Less Distributions:
  Dividends from net investment income .      (0.026)            (0.052)          (0.053)          (0.054)           (0.012)
                                             -------            -------          -------         --------          --------
Net Asset Value, End of period . . . . .     $ 1.000            $ 1.000          $ 1.000         $  1.000          $  1.000
                                             -------            -------          -------         --------          --------
                                             -------            -------          -------         --------          --------
Total Return (a) . . . . . . . . . . . .        2.66%              5.30%            5.45%            5.60%             1.19%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). .         $50,384            $23,063          $85,260        $  30,183          $     25
Ratios to average net assets:
  Net investment income. . . . . . . . .        5.36%(b)           5.12%            5.21%            5.79%             4.06%(b)
  Operating expenses . . . . . . . . . .        0.20%(b)           0.20%            0.20%            0.20%             0.20%(b)
  Operating expenses before
    reimbursements/waivers . . . . . . .        0.20%(b)           0.20%            0.20%            0.21%             0.26%(b)


                                                                          U.S. TREASURY MONEY
                                                                       MARKET PORTFOLIO - CLASS B

                                           SIX MONTHS
                                        ENDED (UNAUDITED)      YEAR ENDED       YEAR ENDED      YEAR ENDED        PERIOD ENDED
                                             2/28/98            8/31/97          8/31/96         8/31/95           8/31/94 (1)
                                             -------            -------          -------         -------           ----------
Net Asset Value, Beginning of period . .     $ 1.000            $ 1.000          $ 1.000         $ 1.000           $    1.000
                                             -------            -------          -------         -------           ----------
Income from Investment Operations:
  Net investment income. . . . . . . . .       0.025              0.049            0.050           0.052                0.011
                                             -------            -------          -------         -------           ----------
Less Distributions:
  Dividends from net investment income .      (0.025)            (0.049)          (0.050)         (0.052)              (0.011)
                                             -------            -------          -------         -------           ----------
Net Asset Value, End of period . . . . .     $ 1.000            $ 1.000          $ 1.000         $ 1.000           $    1.000
                                             -------            -------          -------         -------           ----------
                                             -------            -------          -------         -------           ----------
Total Return (a) . . . . . . . . . . . .        2.54%              5.04%            5.18%           5.34%                1.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . .    $302,932           $300,437         $126,327         $76,114           $   13,355
Ratios to average net assets:
  Net investment income. . . . . . . . .        5.06%(b)           4.93%            5.01%           5.41%                3.87%(b)
  Operating expenses . . . . . . . . . .        0.45%(b)           0.45%            0.45%           0.45%                0.45%(b)
  Operating expenses before
    reimbursements/waivers . . . . . . .        0.45%(b)           0.45%            0.45%           0.46%                0.50%(b)

-------------------------------------------------------------------
(1)  The Portfolio commenced Class A and Class B shares operations on May 17,
     1994.
(a) Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                The Valiant Fund
                        FINANCIAL HIGHLIGHTS - (Continued)
                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                       U.S. TREASURY MONEY
                                                    MARKET PORTFOLIO - CLASS D

                                           SIX MONTHS
                                        ENDED (UNAUDITED)      YEAR ENDED       PERIOD ENDED
                                             2/28/98            8/31/97          8/31/96 (1)
                                             -------            --------         ----------
Net Asset Value, Beginning of period . .    $  1.000            $  1.000           $ 1.000
                                             -------            --------         ----------
Income from Investment Operations:
     Net investment income . . . . . . .       0.024               0.047             0.015
                                             -------            --------         ----------
Less Distributions:
     Dividends from net investment
        income . . . . . . . . . . . . .      (0.024)             (0.047)           (0.015)
                                             -------            --------         ----------
Net Asset Value, End of period . . . . .    $  1.000            $  1.000           $ 1.000
                                             -------            --------         ----------
                                             -------            --------         ----------
Total Return (a) . . . . . . . . . . . .        2.41%               4.78%             1.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). .        $137,256            $101,401           $35,549
Ratios to average net assets:
     Net investment income . . . . .            4.82%(b)            4.69%             4.68%(b)
     Operating expenses. . . . . . .            0.70%(b)            0.70%             0.70%(b)
     Operating expenses before
        reimbursements/waivers . . . .          0.70%(b)            0.70%             0.70%(b)


                                                                         U.S. TREASURY MONEY
                                                                      INCOME PORTFOLIO - CLASS A

                                          SIX MONTHS
                                        ENDED (UNAUDITED)      YEAR ENDED       YEAR ENDED      YEAR ENDED        PERIOD ENDED
                                           2/28/98 (2)         8/31/97 (3)      8/31/96 (4)     8/31/95 (5)        8/31/94 (6)
                                           ----------          ----------       ----------      ----------         ----------
Net Asset Value, Beginning of period . .    $  1.000            $  1.000         $  1.000        $  1.000           $  1.000
                                           ----------          ----------       ----------      ----------         ----------
Income from Investment Operations:
     Net investment income . . . . . . .       0.007               0.005            0.004           0.004              0.001
                                           ----------          ----------       ----------      ----------         ----------
Less Distributions:
     Dividends from net investment
        income . . . . . . . . . . . . .      (0.007)             (0.005)          (0.004)         (0.004)            (0.001)
                                           ----------          ----------       ----------      ----------         ----------
Net Asset Value, End of period . . . . .    $  1.000            $  1.000         $  1.000        $  1.000           $  1.000
                                           ----------          ----------       ----------      ----------         ----------
                                           ----------          ----------       ----------      ----------         ----------
Total Return (a) . . . . . . . . . . . .        0.74%               0.54%            0.35%           0.39%              0.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . .       $  25               $  25             $  25          $  25              $  25
Ratios to average net assets:
     Net investment income . . . . . . .        4.83% (b)           4.24%             4.15%          4.47%              2.96%(b)
     Operating expenses. . . . . . . . .        0.20% (b)           0.20%             0.20%          0.20%              0.20%(b)
     Operating expenses before
        reimbursements/waivers . . . . .        0.21% (b)           0.23%             0.35%          0.29%              0.22%(b)

--------------------------------------------------------------
(1) The Portfolio commenced Class D shares operations on May 1, 1996.
(2) The Portfolio operated from December 17, 1997 to February 11, 1998.
(3) The Portfolio operated from December 13, 1996 to January 30, 1997.
(4) The Portfolio operated from December 11, 1995 to January 10, 1996.
(5) The Portfolio operated from December 12, 1994 to January 11, 1995.
(6) The Portfolio operated from December 28, 1993 to January 12, 1994.
(a) Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                               The Valiant Fund
                       FINANCIAL HIGHLIGHTS - (Continued)
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                             GENERAL MONEY
                                                                        MARKET PORTFOLIO - CLASS A

                                           SIX MONTHS
                                       ENDED (UNAUDITED)       YEAR ENDED       YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                             2/28/98            8/31/97          8/31/96         8/31/95         8/31/94 (1)
                                             -------            -------          -------         -------         ----------
Net Asset Value, Beginning of period . .    $  1.000           $  1.000         $  1.000        $  1.000           $  1.000
                                            --------           --------         --------        --------           --------
Income from Investment Operations:
     Net investment income . . . . . . .       0.027              0.053            0.053           0.056              0.033
                                            --------           --------         --------        --------           --------
Less Distributions:
     Dividends from net investment
        income . . . . . . . . . . . . .      (0.027)            (0.053)          (0.053)         (0.056)            (0.033)
                                            --------           --------         --------        --------           --------
Net Asset Value, End of period . . . . .     $ 1.000             $1.000           $1.000          $1.000             $1.000
                                            --------           --------         --------        --------           --------
                                            --------           --------         --------        --------           --------

Total Return (a) . . . . . . . . . . . .        2.73%              5.40%            5.52%           5.81%              3.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . .    $397,332           $568,715         $334,069        $375,965           $167,016
Ratios to average net assets:
     Net investment income . . . . . . .        5.40%(b)           5.33%            5.36%           5.70%              3.70%(b)
     Operating expenses. . . . . . . . .        0.20%(b)           0.20%            0.20%           0.20%              0.20%(b)
     Operating expenses before
        reimbursements/waivers . . . . .        0.20%(b)           0.20%            0.20%           0.20%              0.21%(b)

                                                                             GENERAL MONEY
                                                                        MARKET PORTFOLIO - CLASS B

                                           SIX MONTHS
                                       ENDED (UNAUDITED)       YEAR ENDED       YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                             2/28/98            8/31/97          8/31/96         8/31/95         8/31/94 (1)
                                             -------            -------          -------         -------         ----------
Net Asset Value, Beginning of period . .    $  1.000            $  1.000          $  1.000         $  1.000          $  1.000
                                            --------           --------         --------        --------           --------
Income from Investment Operations:
     Net investment income . . . . . . .       0.026               0.050             0.051            0.053             0.009
                                            --------           --------         --------        --------           --------
Less Distributions:
     Dividends from net investment
        income . . . . . . . . . . . . .      (0.026)             (0.050)           (0.051)          (0.053)           (0.009)
                                            --------           --------         --------        --------           --------
Net Asset Value, End of period . . . . .    $  1.000            $  1.000          $  1.000         $  1.000          $  1.000
                                            --------           --------         --------        --------           --------
                                            --------           --------         --------        --------           --------

Total Return (a) . . . . . . . . . . . .       2.60%               5.14%             5.26%            5.54%             0.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . .    $15,246             $ 9,155           $ 8,734          $ 9,461           $ 9,520
Ratios to average net assets:
     Net investment income . . . . . . .       5.19%(b)            5.02%             5.11%            5.33%             3.99%(b)
     Operating expenses. . . . . . . . .       0.45%(b)            0.45%             0.45%            0.45%             0.45%(b)
     Operating expenses before
        reimbursements/waivers . . . . .       0.45%(b)            0.45%             0.45%            0.45%             0.46%(b)

______________________________
(1) The Portfolio commenced Class A and Class B shares operations on September 21, 1993 and May 17, 1994, respectively.
(a) Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                               The Valiant Fund
                       FINANCIAL HIGHLIGHTS - (Continued)
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                             TAX-EXEMPT MONEY
                                                                        MARKET PORTFOLIO - CLASS A

                                           SIX MONTHS
                                       ENDED (UNAUDITED)       YEAR ENDED       YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                             2/28/98            8/31/97          8/31/96         8/31/95         8/31/94 (1)
                                             -------            -------          -------         -------         ----------
Net Asset Value, Beginning of period . .    $  1.000           $  1.000         $  1.000        $  1.000           $  1.000
                                            --------           --------         --------        --------           --------
Income from Investment Operations:
     Net investment income . . . . . . .       0.017              0.034            0.034           0.035              0.021
                                            --------           --------         --------        --------           --------
Less Distributions:
     Dividends from net investment
        income . . . . . . . . . . . . .      (0.017)            (0.034)          (0.034)         (0.035)            (0.021)
                                            --------           --------         --------        --------           --------
Net Asset Value, End of period . . . . .    $  1.000           $  1.000         $  1.000        $  1.000           $  1.000
                                            --------           --------         --------        --------           --------
                                            --------           --------         --------        --------           --------

Total Return (a) . . . . . . . . . . . .        1.70%              3.42%            3.43%           3.67%              2.11%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . .    $258,712           $282,368         $279,867        $283,654           $258,130
Ratios to average net assets:
     Net investment income . . . . . . .        3.40%(b)           3.38%            3.34%           3.50%              2.38%(b)
     Operating expenses. . . . . . . . .        0.20%(b)           0.20%            0.20%           0.20%              0.20%(b)
     Operating expenses before
        reimbursements/waivers . . . . .        0.20%(b)           0.20%            0.20%           0.20%              0.22%(b)

____________________________________
(1)  The Portfolio commenced operations on October 7, 1993.
(a) Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   The Valiant Fund
                            NOTES TO FINANCIAL STATEMENTS
                            FEBRUARY 28, 1998 (UNAUDITED)


     The Valiant Fund (the "Trust") was organized as a Massachusetts business trust on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust offers four managed investment portfolios. The accompanying financial statements and financial highlights are those of the U.S. Treasury Money Market, the U.S. Treasury Income, the General Money Market and the Tax-Exempt Money Market Portfolios (individually, a "Portfolio", collectively, the "Portfolios"). The Trust is authorized to offer four classes of shares: Class A, Class B, Class C and Class D. U.S. Treasury Money Market Class A, B and D, U.S. Treasury Income Class A, General Money Market Class A and B and Tax-Exempt Money Market Class A are currently active.

1.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles require management to make certain estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the amounts of income and expenses reported during the reporting period. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements.

     PORTFOLIO VALUATIONS: Securities in the Portfolios are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Interest income consists of market discount earned (including both original issue and market discount), less amortization of any market premium.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

     FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income, if any, for its tax period ending August 31. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Portfolios will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

     REPURCHASE AGREEMENTS: Each Portfolio, except the U.S. Treasury Income Portfolio, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. It is the Portfolio's policy to maintain collateral that is at least equal, at all times, to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's sub-adviser, David L. Babson & Co. Inc., acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

                                   The Valiant Fund
                     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            FEBRUARY 28, 1998 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     EXPENSES AND ALLOCATIONS: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses, which are attributable to more than one Portfolio of the Trust, are allocated among the respective Portfolios. Each share class bears its pro-rata portion of expenses attributable to its series, except that each class separately bears its own distribution fees.

     Income, Portfolio level expenses, and realized and unrealized gains and losses are allocated to each class of shares on a daily basis based on each class's portion of net assets.

     ORGANIZATION COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities laws. All such costs are being amortized using the straight line method over a period of five years from commencement of each Portfolio's operations.

2.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

     Integrity Management & Research, Inc. (the "Investment Adviser" or the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. State Street Bank & Trust Company serves as the Trust's administrator, custodian and transfer agent. Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares.

     The Trust pays the Investment Adviser a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Trust. Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C and Class D shares pursuant to the Distribution and Shareholder Servicing Plans; and such extraordinary non-recurring expenses as may arise. From time to time the Investment Adviser may voluntarily waive all or a portion of the fees payable to it by a Portfolio. As such, the Investment Adviser has agreed to reimburse the Portfolios for expenses exceeding 0.20% of average daily net assets for Class A shares, 0.45% of the average daily net assets for Class B shares, 0.60% of average daily net assets for Class C shares and 0.70% of average daily net assets for Class D shares. The expense limitations are voluntary and were in effect through February 28, 1998. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders.

     For the period ended February 28, 1998 the Investment Adviser reimbursed the Trust as follows:

PORTFOLIO                           REIMBURSEMENT
---------                           -------------
U.S. Treasury Money Market              $5,588
U.S. Treasury Income                     2,489
General Money Market                     7,216
Tax-Exempt Money Market                  4,663

     The Investment Adviser has entered into an investment sub-advisory agreement with David L. Babson & Co., Inc. ("Babson") pursuant to which the Investment Adviser pays fees to Babson, computed daily and paid monthly, at the annual rate of 0.10% of the first $500 million of the aggregate average daily net assets of the Portfolios and 0.05% of average daily net assets in excess thereof. Fees related to these services are borne directly by the Investment Adviser.

                                   The Valiant Fund
                     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            FEBRUARY 28, 1998 (UNAUDITED)

2.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES -
     (CONTINUED)

     The Trust has adopted a distribution plan for the Class A and Class B shares, a distribution plan for the Class C shares and a distribution plan for the Class D shares (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. The Plans provide for payments to the Distributor of up to 0.35% of the average net assets of the Class B shares, up to 0.50% of the average net assets of the Class C shares and up to 0.50% of the average net assets of the Class D shares. Payments under the Plans have been authorized at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares, 0.40% of each Portfolio's average daily net assets for the Class C shares and 0.50% of each Portfolio's average daily net assets for the Class D shares for the period ended February 28, 1998. No payments have been authorized for the Class A shares.

     Certain directors and officers of the Investment Adviser are also Trustees and officers of the Trust.

     Trustees who are not "interested persons" of the Trust receive an annual $1,000 retainer and $1,000 per Trustee meeting attended and are entitled to be reimbursed for out-of-pocket expenses incurred in attending such meetings.


3.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of no par value shares of beneficial interest in the Portfolios. Shareholders are entitled to one vote for each dollar (or proportional fractional vote for each fraction of a dollar) of net asset value per share owned. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Shareholders of a particular class have the exclusive right to vote on matters pertaining only to that class. Pursuant to the Declaration of Trust, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust.

     At February 28, 1998 Integrity Investments, Inc. owned 100% of the outstanding shares of the U. S. Treasury Income Portfolio and certain institutional shareholders were record owners of more than 10% of the total outstanding shares of the following Portfolios:

                              NUMBER OF                     PERCENTAGE OF
NAME OF PORTFOLIO             SHAREHOLDERS                  SHARES OWNED
-----------------             ------------                  -------------
U.S. Treasury Money Market         2                             86.0%
General Money Market               1                             70.1%
Tax-Exempt Money Market            1                             99.6%